Long Term Payable (Details)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Down Payment	$ (27,822)	¥ 200,000
Loan repayment period	3 years	3 years
Loan repayment (in Yuan Renminbi) | ¥		¥ 24,698
Current portion			$ 20,615
Noncurrent portion			30,619	$ 66,365
Loans Payable [Member]
Debt Instrument [Line Items]
Long-term payable			51,234
Current portion			20,615
Noncurrent portion			$ 30,619
Mercedes Benz Auto Finance Co Ltd [Member]
Debt Instrument [Line Items]
Auto finance	$ 111,290	800,000
Car [Member]
Debt Instrument [Line Items]
Purchase a car	$ 139,113	¥ 1,000,000